<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 14th day of May, 2012.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 285
FORM 13F INFORMATION TABLE VALUE TOTAL: $604,549,741

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Capital Mortgage
American Electric Power Company
American Express Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
00971T101
13817101
18490102
01861G100
18772103
001630102
02209S103
023135106
02504A104
025537101
25816109

$11,871,532
$6,315,812
$6,892,986
$792,302
$289,018
$307,179
$650,799
$358,244
$888,420
$320,442
$12,800
$1,072,393
$243,012
$217,700
$238,926
$302,897


133,074
103,048
106,868
61,802
4,600
8,370
64,950
3,754
20,400
84,998
160,000
34,739
1,200
10,000
6,193
5,235

133,074
103,048
106,868
61,802
4,600
8,370
64,950
3,754
20,400
84,998
160,000
34,739
1,200
10,000
6,193
5,235



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Capital Mortgage
American Electric Power Company
American Express Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

133,074
103,048
106,868
61,802
4,600
8,370
64,950
3,754
20,400
84,998
160,000
34,739
1,200
10,000
6,193
5,235

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Amerigas Partners LP
Amex Health Care SPDR
Angeion Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc. ADR
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

030975106
81369Y209
03462H404
37411105
037833100
00206R102
53015103
056752108
057665200
60505104
06425J102
67901108
71813109
54937107
075887109
084670207
84670108


$1,073,780
$249,881
$72,611
$5,516,567
$28,042,153
$3,745,944
$518,289
$488,330
$5,229,287
$4,142,459
$2,605
$360,884
$285,031
$10,403,618
$490,981
$14,981,751
$2,194,200


26,500
6,644
12,650
54,924
46,772
119,947
9,391
3,350
172,869
432,859
13,023
8,300
4,768
331,431
6,323
184,618
18


26,500
6,644
12,650
54,924
46,772
119,947
9,391
3,350
172,869
432,859
13,023
8,300
4,768
331,431
6,323
184,618
18










Amerigas Partners LP
Amex Health Care SPDR
Angeion Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc. ADR
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


26,500
6,644
12,650
54,924
46,772
119,947
9,391
3,350
172,869
432,859
13,023
8,300
4,768
331,431
6,323
184,618
18


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
Booz Allen Hamilton Holding Co.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
Cenovus Energy
CenturyLink, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


88606108
09071B100
09060J106
096627104
099502106
55622104
106776107
110122108
118230101
136385101
139793103
14040H105
14808P109
149123101
149205106
15135U109
156700106


$3,642,734
$132,257
$79,860
$2,447,550
$851,500
$656,595
$851,930
$1,484,663
$1,839,071
$630,420
$105,343
$983,254
$529,857
$11,662,555
$2,964,279
$224,877
$325,665


50,314
23,830
33,000
92,500
50,000
14,591
44,557
43,990
30,060
19,000
47,028
17,640
13,263
109,487
107,246
6,257
8,426


50,314
23,830
33,000
92,500
50,000
14,591
44,557
43,990
30,060
19,000
47,028
17,640
13,263
109,487
107,246
6,257
8,426









BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
Booz Allen Hamilton Holding Co.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
Cenovus Energy
CenturyLink, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,314
23,830
33,000
92,500
50,000
14,591
44,557
43,990
30,060
19,000
47,028
17,640
13,263
109,487
107,246
6,257
8,426


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Crestwood Midstream Partners
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


165167107
166764100
17275R102
172967101
191216100
194162103
206013104
20825C104
22542D852
226372100
226553105
231269101
126650100
237690102
23311P100
244199105
249030107

$1,333,063
$3,602,149
$7,730,198
$514,587
$5,876,320
$4,898,974
$1,414
$3,588,815
$689,954
$1,282,950
$206,800
$48,200
$2,963,654
$111,363
$2,026,128
$274,251
$481,560


57,534
33,599
365,494
14,079
79,399
50,102
18,850
47,215
27,990
45,000
20,000
10,000
66,153
28,409
44,200
3,390
12,000


57,534
33,599
365,494
14,079
79,399
50,102
18,850
47,215
27,990
45,000
20,000
10,000
66,153
28,409
44,200
3,390
12,000










Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Crestwood Midstream Partners
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


57,534
33,599
365,494
14,079
79,399
50,102
18,850
47,215
27,990
45,000
20,000
10,000
66,153
28,409
44,200
3,390
12,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Dover Corporation

Duke Energy Corporation

Dupont de nemours E.I.

Eaton Corp

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Enbridge Energy Partners LP

Encana Corp.

Enduro Royalty Trust

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


25179M103
254687106
25746U109
260003108
264399106
263534109
278058102
283702108
29076N206
268648102
291011104
29250R106
292505104
29269K100
29273V100
29273R109
293792107

$7,946,949
$1,272,466
$619,539
$2,706,861
$1,320,479
$270,848
$463,220
$3,572,736
$54,200
$1,396,173
$1,022,780
$2,285,586
$278,676
$1,075,500
$556,140
$2,453,393
$5,282,846


111,740
29,065
12,098
43,007
62,850
5,120
9,296
102,400
16,677
46,726
19,601
73,800
14,182
50,000
13,800
52,300
104,673


111,740
29,065
12,098
43,007
62,850
5,120
9,296
102,400
16,677
46,726
19,601
73,800
14,182
50,000
13,800
52,300
104,673










Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enduro Royalty Trust
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


111,740
29,065
12,098
43,007
62,850
5,120
9,296
102,400
16,677
46,726
19,601
73,800
14,182
50,000
13,800
52,300
104,673



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Exactech, Inc.
Examworks Group, Inc.
Exterran Partners LP
Exxon  Mobile Corporation
Fidelity National Info. Services
Fifth Third Bancorp
First Citizens Bancshares CL A
Ford Motor Company
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harold's Stores


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


30064E109
30066A105
30225N105
302290101
31620M106
316773100
31946M103
345370860
35671D857
369550108
369604103
37733W105
38141G104
38259P508
393122106
78355W106
413353202



$317,000
$252,126
$1,294,800
$10,362,587
$781,632
$447,455
$886,047
$130,923
$2,611,066
$395,005
$10,406,857
$269,280
$2,619,108
$9,363,386
$939,564
$466,830
$27



20,000
20,300
60,000
119,481
23,600
31,870
4,850
10,499
68,640
5,383
518,528
5,996
21,059
14,602
20,059
9,000
22,455



20,000
20,300
60,000
119,481
23,600
31,870
4,850
10,499
68,640
5,383
518,528
5,996
21,059
14,602
20,059
9,000
22,455











Exactech, Inc.
Examworks Group, Inc.
Exterran Partners LP
Exxon  Mobile Corporation
Fidelity National Info. Services
Fifth Third Bancorp
First Citizens Bancshares CL A
Ford Motor Company
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harold's Stores



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,000
20,300
60,000
119,481
23,600
31,870
4,850
10,499
68,640
5,383
518,528
5,996
21,059
14,602
20,059
9,000
22,455



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hatteras Financial Corp.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Home Loan Servicing Solutions
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
IMAX Corp.
Inergy LP
Inergy Midstream LLC
Infinera Corp.
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


41902R103
428236103
431284108
437076102
G6648D109
443510201
446150104
447011107
45245E109
456615103
45671U106
45667G103
45685X104
45810N302
458140100
459200101
06739F291



$5,566,748
$458,013
$2,174,930
$405,297
$557,600
$853,457
$569,987
$2,093,935
$221,182
$265,194
$261,375
$128,093
$760,950
$202,879
$10,004,217
$8,500,610
$862,015



199,525
19,220
65,274
8,056
40,000
10,861
88,370
149,460
9,050
16,200
12,500
15,775
47,500
16,753
355,832
40,741
15,265



199,525
19,220
65,274
8,056
40,000
10,861
88,370
149,460
9,050
16,200
12,500
15,775
47,500
16,753
355,832
40,741
15,265











Hatteras Financial Corp.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Home Loan Servicing Solutions
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
IMAX Corp.
Inergy LP
Inergy Midstream LLC
Infinera Corp.
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

199,525
19,220
65,274
8,056
40,000
10,861
88,370
149,460
9,050
16,200
12,500
15,775
47,500
16,753
355,832
40,741
15,265

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares Lehman Treasury Bond Fund
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


06740L451
46269C102
462726100
464287168
464287184
464285105
464287242
464287176
464286400
464287465
464287234
464286871
464286848
464286665
464287200
464287341
464287275

$337,800
$315,360
$349,473
$492,840
$2,659,822
$479,965
$322,030
$420,952
$490,963
$1,249,529
$7,544,640
$583,231
$916,200
$243,668
$5,103,188
$644,436
$202,871

10,000
36,000
12,820
8,807
72,534
29,500
2,785
3,578
7,593
22,764
175,661
33,423
90,000
5,599
36,139
16,200
3,590

10,000
36,000
12,820
8,807
72,534
29,500
2,785
3,578
7,593
22,764
175,661
33,423
90,000
5,599
36,139
16,200
3,590









Ipath US Treasury 10-Year

Iridium Communications Inc.

Irobot Corp.

Ishares Dow Jones  Select Div. Fund

Ishares FTSE XINHUA

Ishares Gold Trust

Ishares Iboxx Investor

Ishares Lehman Treasury Bond Fund

Ishares MSCI Brazil Free Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares S&P 500 Index Fund

Ishares S&P GLB ERG Sect

Ishares S&P Global Telecom




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
36,000
12,820
8,807
72,534
29,500
2,785
3,578
7,593
22,764
175,661
33,423
90,000
5,599
36,139
16,200
3,590

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Rusll Midcap Index Fund
Ishares TR S&P Citigrp 1-3 Yr, Intl.
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464285105
464288513
464287655
464287499
464288125
478160104
487836108
494368103
494550106
49456B101
50075N104
501014104
50540R409
52602 E102
534187109
536020100
548661107

$261,947
$1,125,139
$1,842,192
$3,685,758
$1,210,484
$12,789,525
$6,745,903
$391,617
$4,326,998
$203,106
$1,419,750
$90,520
$210,542
$313,300
$258,855
$1,987,615
$10,357,353

16,100
12,402
22,246
33,289
12,200
193,898
125,786
5,300
52,290
5,255
37,352
12,400
2,300
12,050
9,820
52,100
330,062

16,100
12,402
22,246
33,289
12,200
193,898
125,786
5,300
52,290
5,255
37,352
12,400
2,300
12,050
9,820
52,100
330,062









Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Rusel Midcap Index Fund
Ishares TR S&P Citigrp 1-3 Yr, Intl.
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,100
12,402
22,246
33,289
12,200
193,898
125,786
5,300
52,290
5,255
37,352
12,400
2,300
12,050
9,820
52,100
330,062

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Market Vectors Oil Services
McCormick & Co., Inc.
McDonalds Corporation
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch. Traded NT Alrn MLP
Mosaic Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


559080106
57060U613
57060U589
57060U605
57060U100
57060U191
579780206
580135101
584946107
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107

$1,815,879

$1,610,254

$502,170

$2,668,179

$1,244,346

$231,006

$277,593

$8,754,150

$146,900

$1,788,044

$7,012,416

$167,040

$1,367,150

$15,977,572

$4,915,952

$1,282,814

$3,111,002


25,102

36,655

20,455

50,505

25,118

5,687

5,100

89,237

10,000

45,625

182,615

18,000

7,400

495,275

106,915

32,775

56,267


25,102
36,655
20,455
50,505
25,118
5,687
5,100
89,237
10,000
45,625
182,615
18,000
7,400
495,275
106,915
32,775
56,267









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Market Vectors Oil Services
McCormick & Co., Inc.
McDonalds Corporation
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch. Traded NT Alrn MLP
Mosaic Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,102


36,655


20,455


50,505


25,118


5,687


5,100


89,237


10,000


45,625


182,615


18,000


7,400


495,275


106,915


32,775


56,267



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









National Presto Industries, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
Northstar Realty Financial Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
NuStar Energy LP
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Oneok Partners LP
Oracle Corp.
Path 1 Network Techs.
Patriot Coal Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


6706D8104
65080T102
65339F101
654902204
655844108
66704R100
66987E206
66987V109
67058H102
67074U103
674599105
679580100
680223104
68268N103
68389X105
703186205
70336T104

$2,353,784
$111,300
$300,147
$98,683
$245,085
$541,000
$321,039
$493,703
$1,358,840
$920,000
$1,021,247
$354,760
$367,319
$820,050
$2,469,881
$0
$92,352

31,028
23,236
4,914
17,975
3,723
100,000
44,713
8,910
23,000
50,000
10,724
7,442
34,817
15,000
84,701
29,000
14,800

31,028
23,236
4,914
17,975
3,723
100,000
44,713
8,910
23,000
50,000
10,724
7,442
34,817
15,000
84,701
29,000
14,800









National Presto Industries, Inc.

Newbridge Bancorp

Nextera Energy, Inc.

Nokia Corp.

Norfolk Southern Corp.

Northstar Realty Financial Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

NuStar Energy LP

Nuveen Energy MLP Total Return

Occidental Pete. Corp.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Oneok Partners LP

Oracle Corp.

Path 1 Network Techs.

Patriot Coal Corp.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


31,028
23,236
4,914
17,975
3,723
100,000
44,713
8,910
23,000
50,000
10,724
7,442
34,817
15,000
84,701
29,000
14,800

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Priceline Com, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

707884102
70931T103
713448108
714290103
71654V408
716549100
717081103
718172109
720186105
72201B101
723787107
726503105
74005P104
741503403
742718109
743263105
74347R370

$2,096,553
$746,800
$22,340,111
$756,229
$862,908
$276,014
$6,892,499
$10,078,856
$204,130
$223,320
$468,678
$1,835,259
$281,212
$215,250
$14,153,418
$531,790
$460,200


96,040
40,000
336,701
7,320
32,489
10,620
304,439
113,744
6,570
12,000
4,200
23,394
2,453
300
210,585
10,013
10,000

96,040
40,000
336,701
7,320
32,489
10,620
304,439
113,744
6,570
12,000
4,200
23,394
2,453
300
210,585
10,013
10,000









Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Priceline Com, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


96,040
40,000
336,701
7,320
32,489
10,620
304,439
113,744
6,570
12,000
4,200
23,394
2,453
300
210,585
10,013
10,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Proshares Short MSCI Emerging
Qualcomm, Inc.
Rait Financial Trust
Ralph Lauren Corporation
Regency Energy Partners LP
Regions Financial Corp.
Resource Cap Corp.
RLJ Lodging Trust
Royal Gold, Inc.
Ruddick Corp.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
So. Community Cap TR II


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

74347R396
747525103
749227609
751212101
75885Y107
758940100
76120W302
74965L101
780287108
781258108
803111103
78401V102
806857108
808524706
816851109
828336107
842633208

$291,600
$9,676,839
$124,250
$261,495
$1,256,549
$82,006
$404,250
$197,478
$426,213
$1,006,630
$270,029
$545,439
$237,272
$2,001,559
$234,144
$528,710
$1,224,535


10,000
142,181
25,000
1,500
51,100
12,444
75,000
10,600
6,535
25,103
12,542
16,675
3,393
77,640
3,905
15,925
126,371

10,000
142,181
25,000
1,500
51,100
12,444
75,000
10,600
6,535
25,103
12,542
16,675
3,393
77,640
3,905
15,925
126,371









Proshares Short MSCI Emerging
Qualcomm, Inc.
Rait Financial Trust
Ralph Lauren Corporation
Regency Energy Partners LP
Regions Financial Corp.
Resource Cap Corp.
RLJ Lodging Trust
Royal Gold, Inc.
Ruddick Corp.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
So. Community Cap TR II



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
142,181
25,000
1,500
51,100
12,444
75,000
10,600
6,535
25,103
12,542
16,675
3,393
77,640
3,905
15,925
126,371

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Solar Enertech Corp.
Solar Senior Capital Ltd.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Starwood Property Trust - Reit
Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

834156101
83416M105
835495102
842632101
84265V105
78463X863
78463V107
78467Y107
78462F103
78463X400
78464A763
847560109
790849103
85571B105
858912108
863667101
864482104

$100
$241,650
$4,442,724
$73,989
$870,947
$292,535
$1,945,440
$430,993
$2,387,011
$2,680,104
$243,552
$2,270,496
$3,315,230
$1,051,000
$752,760
$477,128
$222,525


10,000
15,000
133,817
28,240
27,466
7,945
12,000
2,385
16,952
39,200
4,300
71,965
74,819
50,000
9,000
8,600
5,175

10,000
15,000
133,817
28,240
27,466
7,945
12,000
2,385
16,952
39,200
4,300
71,965
74,819
50,000
9,000
8,600
5,175









Solar Enertech Corp.
Solar Senior Capital Ltd.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Starwood Property Trust - Reit
Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
15,000
133,817
28,240
27,466
7,945
12,000
2,385
16,952
39,200
4,300
71,965
74,819
50,000
9,000
8,600
5,175

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
Tiffany & Company
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

86764L108
867914103
78486Q101
871829107
872443403
875465106
87611X105
87612E106
881624209
886547108
89148B101
892331307
899896104
74347R297
904708104
904767704
907818108

$2,231,168
$233,035
$266,368
$8,145,927
$42,451
$308,954
$2,724,579
$586,313
$4,336,800
$1,514,085
$995,337
$3,215,292
$514,350
$204,500
$906,016
$2,351,508
$203,890


59,010
9,642
4,140
272,804
75,805
10,392
65,700
10,062
96,245
21,902
38,850
37,034
8,100
10,000
14,720
71,150
1,897

59,010
9,642
4,140
272,804
75,805
10,392
65,700
10,062
96,245
21,902
38,850
37,034
8,100
10,000
14,720
71,150
1,897









Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
Tiffany & Company
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


59,010
9,642
4,140
272,804
75,805
10,392
65,700
10,062
96,245
21,902
38,850
37,034
8,100
10,000
14,720
71,150
1,897

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









United Health Group, Inc.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Indx FDS Vangrd Tot Stk
Vanguard Intermediate Term Bd Fd
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap
Verifone Systems, Inc.
Verizon Communications
VF Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

91324P102
913017109
91912E105
922908413
921908844
922042858
922908736
922908769
921937819
921910816
922908629
92205F106
922908553
922908751
92342Y109
92343V104
918204108

$225,210
$9,575,672
$3,948,859
$4,974,449
$464,009
$5,615,114
$383,238
$307,033
$1,295,965
$1,075,749
$889,630
$2,399,488
$337,475
$920,412
$435,449
$859,143
$1,552,205


3,821
115,453
169,261
77,279
7,925
129,172
5,400
4,249
14,903
19,460
10,905
86,875
5,302
11,692
8,395
22,473
10,633

3,821
115,453
169,261
77,279
7,925
129,172
5,400
4,249
14,903
19,460
10,905
86,875
5,302
11,692
8,395
22,473
10,633









United Health Group, Inc.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Indx FDS Vangrd Tot Stk
Vanguard Intermediate Term Bd Fd
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap
Verifone Systems, Inc.
Verizon Communications
VF Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,821
115,453
169,261
77,279
7,925
129,172
5,400
4,249
14,903
19,460
10,905
86,875
5,302
11,692
8,395
22,473
10,633

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Virnetx Holding Corp.
Vodafone Grp PLC Sponsored ADR
Wabco Holdings, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Walter Energy, Inc.
Wells Fargo & Co.
Westport Innovation, Inc.
Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zynga, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common

92823T108
92857T107
92927K102
931422109
931142103
93317Q105
949746101
960908309
966387102
96950F104
97717W281
988498101
98956P102
98986T108

$501,812
$252,682
$549,763
$2,539,346
$10,547,453
$603,942
$2,195,646
$368,894
$345,348
$2,325,849
$406,855
$417,115
$220,866
$400,681

20,970
9,132
9,090
75,824
172,344
10,200
64,313
9,015
6,360
41,100
8,455
5,860
3,436
30,470

20,970
9,132
9,090
75,824
172,344
10,200
64,313
9,015
6,360
41,100
8,455
5,860
3,436
30,470


Grand Total 03/31/12




$604,549,741












Virnetx Holding Corp.
Vodafone Grp PLC Sponsored ADR
Wabco Holdings, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Walter Energy, Inc.
Wells Fargo & Co.
Westport Innovation, Inc.
Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zynga, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0

20,970
9,132
9,090
75,824
172,344
10,200
64,313
9,015
6,360
41,100
8,455
5,860
3,436
30,470

0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0



















